Hartford MidCap HLS Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
IA
Prospectus [Line Items]
Average Annual Return, Percent	(0.38%)	0.24%	8.05%
IB
Prospectus [Line Items]
Average Annual Return, Percent	(0.65%)	(0.02%)	7.78%